BUSINESS DESCRIPTION & SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite Lived Intangible Assets
Gross Carrying Amount	$ 223,151	$ 196,551
Accumulated Amortization	(177,386)	(167,025)
Amortization of intangible assets	10,400	9,400	$ 22,100
Expected amortization expense
2015	12,869
2016	12,840
2017	6,119
2018	3,513
2019	3,179
Thereafter	7,245
Net carrying amount	45,765
Indefinite lived intangible assets
Indefinitely renewable tradenames	10,600	10,600
Impairment charge for tradenames	0	0
Customer Relationships
Finite Lived Intangible Assets
Gross Carrying Amount	215,261	195,651
Accumulated Amortization	$ (175,769)	(166,500)
Customer Relationships | Minimum
Finite Lived Intangible Assets
Useful Lives	3 years
Customer Relationships | Maximum
Finite Lived Intangible Assets
Useful Lives	13 years
Tradenames
Finite Lived Intangible Assets
Gross Carrying Amount	$ 2,290	900
Accumulated Amortization	$ (1,044)	$ (525)
Tradenames | Minimum
Finite Lived Intangible Assets
Useful Lives	1 year
Tradenames | Maximum
Finite Lived Intangible Assets
Useful Lives	2 years
Other Intangible Assets
Finite Lived Intangible Assets
Gross Carrying Amount	$ 5,600
Useful Lives	5 years
Accumulated Amortization	$ (573)